Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 11 - Transactions and Balances with Related Parties

In addition to their salaries or fees, the Group also provides non-cash benefits to directors and executive officers, and contributes to a post-employment defined contribution plan on behalf of employees.

Certain executive officers are entitled to termination benefits of up to 6 monthly salaries or fees.

Executive officers also participate in the Group’s share option programs. For further information, see Note 10 regarding share-based payments.

Expenses of key management personnel:

The Company recorded expenses to executive officers:

	For the year ended December 31
	2018	2017	2016
	USD thousands
Short - term employee benefits	2,165	2,305	1,282
Post-employment benefits	16	137	25
Share based payments	574	1,669	244

	2,755	4,111	1,551

The Company recorded expenses to directors:

	For the year ended December 31
	2018	2017	2016
	USD thousands
Short - term benefits	268	217	54
Share based payments	86	236	-

	354	453	54